SHARE CAPITAL AND SHARE PREMIUM - Summary of Movements in the Company's Share Capital and Share Premium (Details) $ in Thousands	3 Months Ended
Mar. 31, 2024 USD ($) shares
Share Capital [Roll Forward]
Beginning balance	$ 2,637,156
Exercise of share option	2,668
Reclassification of vesting of restricted share units	6,081
Ending balance	$ 2,645,905
Number of shares in issue
Share Capital [Roll Forward]
Beginning balance (in shares) | shares	363,822,069
Exercise of share option (in shares) | shares	317,988
Reclassification of vesting of restricted share units (in shares) | shares	426,932
Ending balance (in shares) | shares	364,566,989
Share capital
Share Capital [Roll Forward]
Beginning balance	$ 36
Exercise of share option	0
Reclassification of vesting of restricted share units	0
Ending balance	36
Share premium
Share Capital [Roll Forward]
Beginning balance	2,637,120
Exercise of share option	2,668
Reclassification of vesting of restricted share units	6,081
Ending balance	$ 2,645,869